SCHEDULE OF RECONCILIATION OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended					10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A ordinary shares issuance costs						$ (582,540)
Offering costs allocated to public warrants						(349,831)
Class A ordinary shares subject to possible redemption balance			$ 208,932,880				203,000,706
Accretion of carrying value to initial redemption value	$ (1,842,175)	$ (2,088,775)	(2,211,158)	$ (916,262)	$ (296,485)	(19,483,345)	(5,934,098)
Class A ordinary shares subject to possible redemption balance	81,950,013					203,000,706	208,932,880
Class A Ordinary Shares Subject to Redemption [Member]
Gross proceeds							199,998,800
Proceeds allocated to public warrants							(7,482,088)
Class A ordinary shares issuance costs							(9,351,106)
Offering costs allocated to public warrants							349,831
Accretion of carrying value to initial redemption value	1,842,175	2,088,775	2,211,158				19,483,345
Class A ordinary shares subject to possible redemption balance	103,922,959	101,834,184	208,932,880				202,998,782
Accretion of carrying value to initial redemption value							5,934,098
Class A ordinary shares subject to possible redemption balance	81,950,013	$ 103,922,959	101,834,184			$ 202,998,782	$ 208,932,880
Redemption of Class A ordinary shares	$ (23,815,121)		$ (109,309,854)